Accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of initial application of standards or interpretations [abstract]
Disclosure of initial application of standards or interpretations
During the financial year, the following amendments to standards applicable to the Group became effective and had no material impact on the Group’s financial statements:

Pronouncement	Details of amendments	Effective date[1]
COVID-19-Related Rent Concessions beyond 30 June 2021 (Amendment to IFRS 16 – the 2021 Amendment)	A one-year extension to the practical expedient for COVID-19 related rent concessions under IFRS 16 has been published by the IASB. This amendment was a response to the ongoing economic challenges resulting from the COVID-19 coronavirus pandemic.	1 April 2021
Annual Improvements to IFRS Standards 2018-2020	As part of its process to make non-urgent but necessary amendments to IFRS Standards, the IASB has issued the Annual Improvements to IFRS Standards 2018–2020. The amendments applicable to the Group relate to:
IFRS 9 - clarifies which fees should be included in the 10% test for derecognition of financial liabilities
	IFRS 16 - to avoid confusion about the treatment of lease incentives, illustrative example 13 relating to payments from the lessor on leasehold improvements was removed	1 January 2022
Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16)	In the process of making an item of property, plant or equipment (PPE) available for its intended use, an entity may produce and sell items. Under the amendments, proceeds from selling items before the related item of PPE is available for use should be recognised in profit or loss, together with the costs of producing those items. IAS 2 Inventories should be applied in identifying and measuring these production costs.	1 January 2022
Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37)
The amendment to IAS 37 Provisions, Contingent Liabilities and Contingent Assets (IAS 37) clarifies that the direct costs of fulfilling a contract include both the incremental costs of fulfilling the contract and an allocation of other costs directly related to fulfilling contracts. Before recognising a separate provision for an onerous contract, an entity recognises any impairment loss that has occurred on assets used in fulfilling the contract.
1 January 2022
Reference to the Conceptual Framework (Amendments to IFRS 3)
Minor amendments were made to IFRS 3 Business Combinations (IFRS 3) to update the references to the Conceptual Framework for Financial Reporting and add an exception for the recognition of liabilities and contingent liabilities within the scope of IAS 37 and IFRIC 21 Levies. The amendments also confirm that contingent assets should not be recognised at the acquisition date.
1 January 2022
[1] Effective date refers to annual period beginning on or after said date

Disclosure of expected impact of initial application of new standards or interpretations
Certain new standards, amendments and interpretations to existing standards have been published that apply to the accounting periods beginning on or after 1 January 2023 but have not been early adopted by the Group. The standards, amendments and interpretations that are applicable to the Group are:

Pronouncement	Details of amendments	Effective date[1]
Definition of Accounting Estimate (Amendments to IAS 8)[2]
The IASB issued amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors (IAS 8) to clarify how entities should distinguish changes in accounting policies from changes in accounting estimates, with a primary focus on the definition of and clarifications on accounting estimates. This is due to the term "accounting estimate" not being defined and the previous definition of a "change in accounting estimate" being unclear.
The amendments introduce a new definition for accounting estimates, clarifying that they are monetary amounts in the financial statements that are subject to measurement uncertainty.
1 January 2023
Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction (Amendments to IAS 12)[2]	The amendments narrow the scope of the initial recognition exemption so that it does not apply to transactions that give rise to equal and offsetting temporary differences. As a result, entities will need to recognise a deferred tax asset and a deferred tax liability for temporary differences arising on initial recognition of a lease and a decommissioning provision.	1 January 2023
Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)[2]	To assist preparers of financial statements, the IASB had previously refined its definition of ‘material’ (effective 1 Jan 2020) and issued non-mandatory practical guidance on applying the concept of materiality. As the final step of the materiality improvements, the IASB issued amendments on the application of materiality to the disclosure of accounting policies. The key amendments include requirements for entities to disclose their material accounting policies rather than their significant accounting policies as well as certain clarifications regarding accounting policies related to material transactions or events.	1 January 2023
Classification of Liabilities as Current or Non-current (Amendments to IAS 1)[2]
To promote consistency in application and clarify the requirements on determining if a liability is current or non-current, the IASB has amended IAS 1 Presentation of Financial Statements (IAS 1) to clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date (e.g. the receipt of a waiver or a breach of covenant). The amendments also clarify what IAS 1 means when it refers to the “settlement” of a liability.
1 January 2024
Non-current Liabilities with Covenants (Amendments to IAS 1)[2]	The amendment confirms that only covenants with which a company must comply on or before the reporting date affect the classification of a liability as current or non-current. Covenants with which a company must comply after the reporting date do not affect the classification at that date. However, when non-current liabilities are subject to future covenants, companies will now need to disclose information to help users understand the risk that those liabilities may become repayable within twelve months. The amendments also clarify how a company classifies a liability that can be settled in its own shares.	1 January 2024
[1] Effective date refers to annual period beginning on or after said date
2 No material impact expected

Disclosure significant accounting policies subject to significant judgements, estimates and assumptions
For significant accounting policies that are subject to significant judgement, estimates and assumptions, see the following notes to the consolidated financial statements:

Significant accounting policy	Note to the consolidated financial statements
Revenue	3 - Revenue
Cash-settled share-based payment obligation	6 - Share-based payments
Royalties, mining and income tax, and deferred tax	11 - Royalties, mining and income tax, and deferred tax
Property, plant and equipment	14 - Property, plant and equipment
Business combinations	16 - Acquisitions
Goodwill	17 - Goodwill and other intangibles
Equity-accounted investments	18 - Equity-accounted investments
Other investments	20 - Other investments
Other receivables and other payables	22 - Other receivables and other payables
Inventories	23 - Inventories
Borrowings and derivative financial instrument	28 - Borrowings
Environmental rehabilitation obligation	30 - Environmental rehabilitation obligation and other provisions
Occupational healthcare obligation	31 - Occupational healthcare obligation
Deferred revenue	32 - Deferred revenue
Contingent liabilities	38 - Contingent liabilities

Disclosure of impact of restatement on financial statements
The impact of the restatement on the consolidated financial statements is illustrated in the table below:

	31 December 2021			31 December 2020
Figures in million – SA rand	As previously presented	Adjustment	As restated	As previously presented	Adjustment	As restated
Statement of Changes in Equity
Accumulated profit	27,958	(544)	27,414	12,760	(544)	12,216
Non-controlling interests	1,408	544	1,952	2,236	544	2,780

Statement of Financial Position
Accumulated profit	27,958	(544)	27,414	12,760	(544)	12,216
Non-controlling interests	1,408	544	1,952	2,236	544	2,780